SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)				12 Months Ended
	Dec. 28, 2015 USD ($)	Aug. 24, 2015 USD ($)	Dec. 18, 2014 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares
Share Repurchase Program
Shares repurchased, value | ¥					¥ 93,891,000
2014 Share Repurchase Plan
Share Repurchase Program
Effective period of Share Repurchase Plans			12 months
August 2015 Share Repurchase Plan
Share Repurchase Program
Effective period of Share Repurchase Plans		12 months
December 2015 Share Repurchase Plan
Share Repurchase Program
Effective period of Share Repurchase Plans	12 months
ADS | 2014 Share Repurchase Plan
Share Repurchase Program
Repurchases authorized (in US$)			$ 10,000,000
Number of shares repurchased | shares				1,300,715	1,300,715	0	0
Shares repurchased, value				$ 10,000,000	¥ 63,375,000
ADS | August 2015 Share Repurchase Plan
Share Repurchase Program
Repurchases authorized (in US$)		$ 6,000,000
Number of shares repurchased | shares				626,295	626,295	0	0
Shares repurchased, value				$ 4,815,000	¥ 30,516,000
ADS | December 2015 Share Repurchase Plan
Share Repurchase Program
Repurchases authorized (in US$)	$ 5,000,000